Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEOs and other NEOs for each of the fiscal years ending December 31, 2020, 2021, and 2022.

							Value of Initial Fixed $100 Investment Based On:
Year 1	Summary Compensation Table Total for PEO 1 (Shankh Mitra) ($)	Summary Compensation Table Total for PEO 1 (Thomas J. DeRosa) ($)	Compensation Actually Paid to PEO 1 (Shankh Mitra) ($)	Compensation Actually Paid to PEO 1 (Thomas J. DeRosa) ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1 ($)	Total Shareholder Return ($) 2	Peer Group Total Shareholder Return ($) 3	Net Income Attributable to Common Stockholders (In thousands) ($) 4	Normalized FFO per diluted share ($) 5
2022	14,266,935	—	5,919,678	—	4,121,683	2,497,577	$89.10	$99.68	141,214	3.35
2021	12,753,710	—	22,825,143	—	3,096,543	4,768,476	$113.03	$131.78	336,138	3.21
2020	9,557,434	14,589,584	5,290,291	(7,391,356)	2,590,052	1,401,427	$82.51	$92.00	978,844	3.56

(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined in accordance with SEC rules, which includes the individuals listed in the table below for each fiscal year.

Year	PEO	Non-PEO NEOS
2022	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon
2021	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon
2020	Thomas J. DeRosa and Shankh Mitra	Timothy G. McHugh, Matthew G. McQueen, and Ayesha Menon
The dollar amounts reported as “compensation actually paid” are computed in accordance with the requirements of Item 402(v) of Regulation
S-K
and reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below (with equity values calculated in accordance with FASB ASC Topic 718):

Shankh Mitra, CEO	2022($)	2021($)	2020($)

Summary Compensation Table Total	14,266,935	12,753,710	9,557,434
Less: Fair Value of Awards Reported in the SCT	(10,454,249)	(7,500,075)	(6,528,373)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	7,822,060	14,018,154	4,703,812
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(5,103,585)	2,964,149	(1,337,571)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(611,484)	589,204	(1,105,012)
Total Compensation Actually Paid	5,919,678	22,825,143	5,290,291

Thomas J.DeRosa, Former CEO	2022($)	2021($)	2020($)
Summary Compensation Table Total			14,589,584
Less: Fair Value of Awards Reported in the SCT			(10,501,359)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End			—
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End			—
Plus: Value of Awards Granted and Vested in the Year			2,533,763
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year			(14,013,344)
Total Compensation Actually Paid			(7,391,356)

Average of Other NEOs	2022($)	2021($)	2020($)

Summary Compensation Table Total	4,121,683	3,096,543	2,590,052
Less: Fair Value of Awards Reported in the SCT	(2,634,005)	(1,475,967)	(1,365,328)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	2,018,683	2,563,124	846,041
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(930,824)	427,784	(498,132)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(77,960)	156,992	(171,207)
Total Average Compensation Actually Paid	2,497,577	4,768,476	1,401,427

(2)
Total shareholder return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(3)	Peer group TSR is based on the FTSE Nareit Equity Health Care Index to which we compare our performance in our Form 10-K Stockholder Return Performance Presentation in Item 5.
(4)	The dollar amounts reported represent the amount of net income (or loss) attributable to common stockholders reflected in the Company’s audited financial statements for the applicable year.
(5)
FFO means net income attributable to common stockholders, computed in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), excluding gains (or losses) from the sale of real estate and impairments of depreciable assets, plus real estate depreciation and amortization, and after adjustments for unconsolidated entities and non-controlling
interests. Normalized FFO attributable to common stockholders represents FFO adjusted for net gains (or losses) on derivatives and financial instruments, losses on extinguishment of debt, provision for loan losses, income tax benefits, casualty losses, net of recoveries, certain other expenses or income, and normalizing items relating to unconsolidated entities/noncontrolling interests. See Appendix A for a discussion and reconciliation of non-GAAP
measures.

Company Selected Measure Name	Normalized FFO
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOS
2022	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon
2021	Shankh Mitra	Timothy G. McHugh, John F. Burkart, Matthew G. McQueen, and Ayesha Menon
2020	Thomas J. DeRosa and Shankh Mitra	Timothy G. McHugh, Matthew G. McQueen, and Ayesha Menon

Peer Group Issuers, Footnote [Text Block]	Peer group TSR is based on the FTSE Nareit Equity Health Care Index to which we compare our performance in our Form 10-K Stockholder Return Performance Presentation in Item 5.
Adjustment To PEO Compensation, Footnote [Text Block]

Shankh Mitra, CEO	2022($)	2021($)	2020($)

Summary Compensation Table Total	14,266,935	12,753,710	9,557,434
Less: Fair Value of Awards Reported in the SCT	(10,454,249)	(7,500,075)	(6,528,373)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	7,822,060	14,018,154	4,703,812
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(5,103,585)	2,964,149	(1,337,571)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(611,484)	589,204	(1,105,012)
Total Compensation Actually Paid	5,919,678	22,825,143	5,290,291

Thomas J.DeRosa, Former CEO	2022($)	2021($)	2020($)
Summary Compensation Table Total			14,589,584
Less: Fair Value of Awards Reported in the SCT			(10,501,359)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End			—
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End			—
Plus: Value of Awards Granted and Vested in the Year			2,533,763
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year			(14,013,344)
Total Compensation Actually Paid			(7,391,356)

Non-PEO NEO Average Total Compensation Amount	$ 4,121,683	$ 3,096,543	$ 2,590,052
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,497,577	4,768,476	1,401,427
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average of Other NEOs	2022($)	2021($)	2020($)

Summary Compensation Table Total	4,121,683	3,096,543	2,590,052
Less: Fair Value of Awards Reported in the SCT	(2,634,005)	(1,475,967)	(1,365,328)
Plus: Fair Value of Awards Granted in Year and Outstanding and Unvested at Year-End	2,018,683	2,563,124	846,041
Plus: Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(930,824)	427,784	(498,132)
Plus: Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(77,960)	156,992	(171,207)
Total Average Compensation Actually Paid	2,497,577	4,768,476	1,401,427

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following table lists the most important financial performance measures used to link compensation actually paid to our NEOs to company performance.

Important Financial Performance Measures
Relative Total Shareholder Return
Normalized FFO per Diluted Share
Adjusted Fixed Charge Coverage
General and Administrative Expense Controls
(Net Debt + Preferred) / Annualized Adjusted EBITDA

Total Shareholder Return Amount	$ 89.1	113.03	82.51
Peer Group Total Shareholder Return Amount	99.68	131.78	92
Net Income (Loss)	$ 141,214	$ 336,138	$ 978,844
Company Selected Measure Amount	3.35	3.21	3.56
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FFO per Diluted Share
Non-GAAP Measure Description [Text Block]	FFO means net income attributable to common stockholders, computed in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), excluding gains (or losses) from the sale of real estate and impairments of depreciable assets, plus real estate depreciation and amortization, and after adjustments for unconsolidated entities and non-controlling
interests. Normalized FFO attributable to common stockholders represents FFO adjusted for net gains (or losses) on derivatives and financial instruments, losses on extinguishment of debt, provision for loan losses, income tax benefits, casualty losses, net of recoveries, certain other expenses or income, and normalizing items relating to unconsolidated entities/noncontrolling interests. See Appendix A for a discussion and reconciliation of non-GAAP
	measures.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Fixed Charge Coverage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	General and Administrative Expense Controls
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	(Net Debt + Preferred) / Annualized Adjusted EBITDA
Shankh Mitra [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,266,935	$ 12,753,710	$ 9,557,434
PEO Actually Paid Compensation Amount	$ 5,919,678	$ 22,825,143	$ 5,290,291
PEO Name	Shankh Mitra	Shankh Mitra	Shankh Mitra
Thomas J. DeRosa [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 14,589,584
PEO Actually Paid Compensation Amount			$ (7,391,356)
PEO Name			Thomas J. DeRosa
PEO [Member] | Shankh Mitra [Member] | Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,454,249)	$ (7,500,075)	$ (6,528,373)
PEO [Member] | Shankh Mitra [Member] | Change in Fair Value of Awards Granted in Year and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,822,060	14,018,154	4,703,812
PEO [Member] | Shankh Mitra [Member] | Change in Fair Value from Prior YearEnd to Current YearEnd of Awards Granted Prior to Year that were Outstanding and Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,103,585)	2,964,149	(1,337,571)
PEO [Member] | Shankh Mitra [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(611,484)	589,204	(1,105,012)
PEO [Member] | Thomas J. DeRosa [Member] | Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,501,359)
PEO [Member] | Thomas J. DeRosa [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,013,344)
PEO [Member] | Thomas J. DeRosa [Member] | Value of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,533,763
Non-PEO NEO [Member] | Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,634,005)	(1,475,967)	(1,365,328)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Year and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,018,683	2,563,124	846,041
Non-PEO NEO [Member] | Change in Fair Value from Prior YearEnd to Current YearEnd of Awards Granted Prior to Year that were Outstanding and Unvested as of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(930,824)	427,784	(498,132)
Non-PEO NEO [Member] | Change in Fair Value from Prior YearEnd to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (77,960)	$ 156,992	$ (171,207)